Document and Entity Information Document	Nov. 03, 2026
Document Information [Line Items]
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Address, Address Line One	8111 Westchester Drive
Written Communications	false
City Area Code	(214)
Local Phone Number	981-0700
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
Entity Registrant Name	ENERGY TRANSFER LP
Entity Incorporation, State or Country Code	TX
Entity File Number	1-32740
Entity Tax Identification Number	30-0108820
Entity Central Index Key	0001276187
Common Units
Document Information [Line Items]
Title of 12(b) Security	Common Units
Trading Symbol	ET
Security Exchange Name	NONE
ETprI
Document Information [Line Items]
Title of 12(b) Security	9.250% Series I Fixed Rate Perpetual Preferred Units
Trading Symbol	ETprI
Security Exchange Name	NONE